Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net income	$ 858	$ 1,113	$ 1,234
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization, and decommissioning	2,215	1,905	1,752
Allowance for equity funds used during construction	(87)	(110)	(94)
Deferred income taxes and tax credits, net	544	756	809
Other	326	293	169
Effect of changes in operating assets and liabilities:
Accounts receivable	(288)	(44)	156
Inventories	(63)	(43)	109
Accounts payable	65	48	(40)
Disputed claims and customer refunds			(700)
Income taxes receivable/payable	(103)	(78)	171
Other current assets and liabilities	23	111	294
Regulatory assets, liabilities, and balancing accounts, net	(100)	(394)	(516)
Other noncurrent assets and liabilities	349	(351)	(305)
Net cash provided by operating activities	3,739	3,206	3,039
Cash Flows from Investing Activities
Capital expenditures	(4,038)	(3,802)	(3,958)
Decrease in restricted cash	200	66	666
Proceeds from sales and maturities of nuclear decommissioning trust investments	1,928	1,405	1,351
Purchases of nuclear decommissioning trust investments	(1,963)	(1,456)	(1,414)
Other	(113)	(70)	19
Net cash used in investing activities	(3,986)	(3,857)	(3,336)
Cash Flows from Financing Activities
Borrowings under revolving credit facilities	358	490	300
Repayments under revolving credit facilities	(358)	(490)	(300)
Net issuances of commercial paper, net of discount of $4 in 2011, and $3 in 2010 and 2009	782	267	43
Proceeds from issuance of short-term debt, net of issuance costs of $1 in 2010 and 2009	250	249	499
Proceeds from issuance of long-term debt, net of premium, discount, and issuance costs	792	1,327	1,730
Short-term debt matured	(250)	(500)
Long-term debt matured or repurchased	(700)	(95)	(909)
Energy recovery bonds matured	(404)	(386)	(370)
Common stock issued	662	303	219
Common stock dividends paid	(704)	(662)	(590)
Other	41	(88)	(17)
Net cash provided by financing activities	469	415	605
Net change in cash and cash equivalents	222	(236)	308
Cash and cash equivalents at January 1	291	527	219
Cash and cash equivalents at December 31	513	291	527
Cash received (paid) for:
Interest, net of amounts capitalized	(647)	(627)	(612)
Income taxes, net	(42)	(135)	359
Supplemental disclosures of noncash investing and financing activities
Common stock dividends declared but not yet paid	188	183	157
Capital expenditures financed through accounts payable	308	364	273
Noncash common stock issuances	24	265	50
Pacific Gas And Electric Company [Member]
Cash Flows from Operating Activities
Net income	845	1,121	1,250
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization, and decommissioning	2,215	1,905	1,752
Allowance for equity funds used during construction	(87)	(110)	(94)
Deferred income taxes and tax credits, net	582	762	787
Other	289	257	148
Effect of changes in operating assets and liabilities:
Accounts receivable	(227)	(105)	157
Inventories	(63)	(43)	109
Accounts payable	51	109	(33)
Disputed claims and customer refunds			(700)
Income taxes receivable/payable	(192)	(58)	21
Other current assets and liabilities	36	123	305
Regulatory assets, liabilities, and balancing accounts, net	(100)	(394)	(516)
Other noncurrent assets and liabilities	414	(331)	(282)
Net cash provided by operating activities	3,763	3,236	2,904
Cash Flows from Investing Activities
Capital expenditures	(4,038)	(3,802)	(3,958)
Decrease in restricted cash	200	66	666
Proceeds from sales and maturities of nuclear decommissioning trust investments	1,928	1,405	1,351
Purchases of nuclear decommissioning trust investments	(1,963)	(1,456)	(1,414)
Other	14	19	11
Net cash used in investing activities	(3,859)	(3,768)	(3,344)
Cash Flows from Financing Activities
Borrowings under revolving credit facilities	208	400	300
Repayments under revolving credit facilities	(208)	(400)	(300)
Net issuances of commercial paper, net of discount of $4 in 2011, and $3 in 2010 and 2009	782	267	43
Proceeds from issuance of short-term debt, net of issuance costs of $1 in 2010 and 2009	250	249	499
Proceeds from issuance of long-term debt, net of premium, discount, and issuance costs	792	1,327	1,384
Short-term debt matured	(250)	(500)
Long-term debt matured or repurchased	(700)	(95)	(909)
Energy recovery bonds matured	(404)	(386)	(370)
Preferred stock dividends paid	(14)	(14)	(14)
Common stock dividends paid	(716)	(716)	(624)
Equity contribution	555	190	718
Other	54	(73)	(5)
Net cash provided by financing activities	349	249	722
Net change in cash and cash equivalents	253	(283)	282
Cash and cash equivalents at January 1	51	334	52
Cash and cash equivalents at December 31	304	51	334
Cash received (paid) for:
Interest, net of amounts capitalized	(627)	(595)	(578)
Income taxes, net	(50)	(171)	170
Supplemental disclosures of noncash investing and financing activities
Capital expenditures financed through accounts payable	$ 308	$ 364	$ 273